Related Party Transactions (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Related Party Transactions [Line Items]
Repayment of borrowings from related parties	¥ 8,661,984	$ 1,209,166	¥ 28,790,200	¥ 437,000
Shanghai GBG [Member]
Related Party Transactions [Line Items]
Allowance for credit losses	9,000,000
Botao Ma [Member]
Related Party Transactions [Line Items]
Repayment of borrowings from related parties				15,000,000
Settled payable				800,000
Related Party [Member]
Related Party Transactions [Line Items]
Repayment of borrowings from related parties	838,016
Settled payable				¥ 500,000
Cash payment			¥ 6,003,659
Shanghai Xinhui [Member]
Related Party Transactions [Line Items]
Repayment of borrowings from related parties	3,967,865
Xinhui [Member]
Related Party Transactions [Line Items]
Outstanding liabilities	¥ 1,990,804